DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
DEPOSITS FOR NON-CURRENT ASSETS [Abstract]
DEPOSITS FOR NON-CURRENT ASSETS
12.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment *	98,118	177,010	27,326
Prepayment for investment**	29,600	100,600	15,530
	127,718	277,610	42,856
Reserve for unrecoverable deposits	(26,552)	(26,552)	(4,099)
	101,166	251,058	38,757

*
The amount represents interest-free non-refundable partial payments to suppliers of medical equipment to be delivered to Group's customers. The remaining contractual obligations associated with these purchase contracts are approximately RMB30,663 and RMB119,787 (US$18,492) as at December 31, 2014 and 2015 respectively, which are included in the amount disclosed as purchase commitments in note 26.

**
On December 18, 2007, the Group entered into a framework agreement with Chang'an Information Industry (Group) Co., Ltd. (“Chang'an Information”) and China-Japan Friendship Hospital to set up Beijing Proton Medical Center Co., Ltd. (“BPMC”), a proton treatment center in Beijing. Pursuant to the framework agreement, the Group paid a deposit of RMB29,600 to Beijing Century Friendship Science & Technology Development Co., Ltd. (“Beijing Century Friendship”), an entity set up by Chang'an Information, to be used for the construction of the proton treatment center. BPMC was legally set up on July 6, 2012. On May 24, 2015, the Group entered into a transfer agreement with Chang'an Information to acquire 100% equity interest of Beijing Century Friendship at a cash consideration of RMB70,000. The closing of the acquisition of Beijing Century Friendship is subject to the condition that Beijing Century Friendship obtains 55% interest of BPMC. The Group fully paid the consideration of RMB70,000 and paid an additional RMB1,000 for the future operations of BPMC as of December 31, 2015. However, as Beijing Century Friendship did not obtain 55% equity interest in BPMC until January 27, 2016, the acquisition of Beijing Century Friendship was not completed as of December 31, 2015 and thus, the deposit of RMB70,000 paid by the Group was recorded as “deposit for non-current assets” in the consolidated balance sheets. The Group consolidated Beijing Century Friendship which holds 55% equity interest of BPMC on January 27, 2016 (note 31).